Cover	Dec. 26, 2024
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Dec. 26, 2024
Entity Registrant Name	CRH public limited company
Entity Incorporation, State or Country Code	L2
Entity File Number	001-32846
Entity Tax Identification Number	98-0366809
Entity Address, Address Line One	Stonemason's Way
Entity Address, Address Line Two	Rathfarnham
Entity Address, City or Town	Dublin
Entity Address, Postal Zip Code	D16 KH51
Entity Address, Country	IE
Country Region	+353
City Area Code	1
Local Phone Number	404 1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000849395
Common Stock
Document Information [Line Items]
Title of 12(b) Security	Ordinary Shares of €0.32 each
Trading Symbol	CRH
Security Exchange Name	NYSE
Six Point Four Percent Notes Due 2033
Document Information [Line Items]
Title of 12(b) Security	6.40% Notes due 2033
Trading Symbol	CRH/33A
Security Exchange Name	NYSE
Five Point Two Percent Guaranteed Notes Due 2029
Document Information [Line Items]
Title of 12(b) Security	5.200% Guaranteed Notes due 2029
Trading Symbol	CRH/29
Security Exchange Name	NYSE
Five Point Four Percent Guaranteed Notes Due 2034
Document Information [Line Items]
Title of 12(b) Security	5.400% Guaranteed Notes due 2034
Trading Symbol	CRH/34
Security Exchange Name	NYSE